SHARE-BASED COMPENSATION (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Warrants issued for consulting and other services	$ 249,835	$ 319,419
Common stock issued for accounts payable and accrued expenses	93,002	223,484
Warrants issued for accrual of share-based awards to officers and directors		271,097
Common stock issued for advisory board fees	113,336
Common stock issued as compensation to employees	170,233
Stock options issued to officers and directors	2,660,159
Share-based compensation	$ 3,286,565	$ 814,000